Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the IASB. The accounting policies set forth below have been consistently applied to all years presented. Unless stated otherwise, all financial statements are presented in thousands of Swiss Francs (“TCHF”).
The consolidated financial statements have been prepared under the historical cost convention. The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 4 “Critical accounting estimates and judgments”.
Based on the Group's cash position at December 31, 2022, the Group deemed there to be no material uncertainties that would cast doubt on the Group's ability to operate on a going concern basis.
The consolidated financial statements as of and for the year ended December 31, 2022 were approved for issuance by the Company's Board of Directors on March 8, 2023.
Due to rounding, the numbers presented in the financial statements might not precisely equal those included in the accompanying notes.

Basis of consolidation
Basis of consolidation
(i) Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
(ii) Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

New or revised IFRS standards and interpretations
New or revised IFRS standards and interpretations
The following new or revised standards that became effective during 2022 did not have a material effect on these consolidated financial statements:
•Onerous Contracts - Costs of fulfilling a contract - amendments to IAS 37
•Annual Improvements to IFRS standards 2018-2020
•Property, Plant and Equipment: Proceeds before intended use - amendments to IAS 16
Several new or revised standards have been published that are not yet effective and that have not been early adopted. No significant impacts on the Group's consolidated financial statements are expected.

Segment reporting	Segment reportingThe Group operates in one segment, focusing on the discovery, development and prospective commercialization of a new class of biopharmaceutical products. The executive management, acting together as the chief operating decision makers, assess the financial performance and allocate resources on an aggregated level, and monitor the Group's operating expenses. Accounting policies applied are the same for both internal and external reporting purposes. The Group derives its research and collaboration revenues from research and development collaborations with third parties.
Foreign currency translation / transactions
Foreign currency translation / transactions
The consolidated financial statements are presented in thousands of CHF. The presentation currency of the Group is the functional currency of the Company. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.
The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities are translated at the closing rate at the date of the respective balance sheet;
•income and expenses for each consolidated statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the exchange rates at the dates of the transactions); and
•all resulting exchange differences are recognized in other comprehensive result.

Property, plant and equipment
Property, plant and equipment
Laboratory equipment, Office equipment, IT hardware and Leasehold improvements are stated at historical cost less accumulated depreciation and any impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Depreciation is calculated on a straight-line basis over the expected useful lives of the individual assets or asset categories. The applicable estimated useful lives are as follows:

Laboratory equipment:	5 years
Office equipment:	3 years
IT hardware:	2 years
Leasehold improvements and right-of-use assets are depreciated using the straight line method over the shorter of their estimated useful life and the lease term.
Subsequent costs are included in each asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date. An asset’s carrying amount is written down to its recoverable amount, if the asset's carrying amount exceeds its estimated recoverable amount.
Cost and accumulated depreciation related to assets retired or otherwise disposed are derecognized at the time of retirement or disposal and any resulting gain or loss is included in profit or loss in the period of retirement or disposal.

Intangible assets
Intangible assets
Intangible assets are solely comprised of software. They are stated at historical cost less accumulated amortization and any impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Amortization is calculated on a straight-line basis over the expected useful lives of the individual assets or asset categories. The applicable estimated useful life of intangible assets is determined to be two years.

Leases
Leases
At inception of a contract, the Group assesses whether a contract is, or contains a lease. This is the case if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets (threshold of CHF 5,000) and short-term leases. Short-term leases are leases with a lease term of twelve months or less that do not contain a purchase option. For all other leases the Group recognizes a right-of-use asset and a lease liability at the lease commencement date.
The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. Subsequently the right-of-use asset is depreciated using the straight-line method over the shorter of the asset's useful life and the lease term.
The lease liability is initially measured at the present value of the lease payments required over the lease term that are not paid at the commencement date, discounted using the Group's incremental borrowing rate, as the interest rate implicit in the lease generally cannot be readily determined. Lease payments that are included in the measurement of the lease liability include fixed payments or in-substance fixed payments and variable payments that depend on an index.
Subsequently, the lease liability is measured at amortized cost using the effective interest method. The Group remeasures the lease liability when there is a change in future lease payments arising from a change in index, or if the Group changes its assessment of whether it will exercise an extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the lease liability for each period. The Group does not provide residual value guarantees and does not have any leases not yet commenced to which it is committed. The Group is presenting right-of-use assets in Property, Plant and Equipment, whereas lease liabilities are presented separately within current and non-current liabilities in the consolidated statement of financial position.

Impairment of non-financial assets
Impairment of non-financial assets
Non-financial assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount exceeds their recoverable amount. An impairment loss is recognized for this difference. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows.

Financial assets at amortized costs
Financial assets at amortized costs
Classification
Cash and cash equivalents / short-term deposits / trade and other receivables (except for VAT and withholding taxes) (and when applicable accrued interest income) are all considered held-to-collect items and are labeled under financial assets measured at amortized costs, with the following definition / accounting policy:
Financial assets measured at amortized cost are assets that meet both of the following conditions: (1) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (2) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivable. They are included in current assets, except for maturities longer than 12 months after the balance sheet date which are classified as non-current assets. Interest income on the short-term deposit is accounted for on the statement of comprehensive income as financial income.
Measurement
Initially, financial assets, except for trade receivables, are measured at their fair value plus, in the case of financial assets not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset; for the Group these are considered to be immaterial. Trade receivables are initially measured at their transaction price.
Subsequent measurement for the financial assets mentioned above which are classified as measured at amortized cost, is based on the effective interest method, reduced by any impairment loss.
For financial assets measured at amortized cost, a loss allowance for expected credit losses on the financial assets is recognized. Measurement of any impairment loss is based on the ‘expected credit loss’ (ECL) model, which is based on a predictive model. The loss allowance for a financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on that financial asset has increased significantly since initial recognition. If the credit risk on a financial asset has not increased significantly since initial recognition, the Group measures the loss allowance / impairment loss for that financial asset at an amount equal to 12-month expected credit losses.
For trade receivables, the Group applies a simplified approach which requires expected credit losses to be recognized from initial recognition (measuring the loss allowance at an amount equal to lifetime expected credit losses). This takes into consideration past history, combined with predictive information which accounts for the specific circumstances of the customer (e.g. credit rating etc.), and other relevant factors such as the economic environment.
Other financial assets at amortized costs
Other receivables generally arise from transactions outside the usual operating activities of the Group.

Financial liabilities at amortized costs	Financial liabilities at amortized costs Trade payables and non-employee related accrued expense are measured at amortized costs and classified as financial liabilities.
Cash and cash equivalents
Cash and cash equivalents
Cash includes cash at banks. The Group considers all short-term, highly liquid investments convertible into known amounts of cash with maturities of three months or less from the date of acquisition to be cash equivalents, provided that they are subject to an insignificant risk of changes in value. The cash flow statement is based on cash and cash equivalents.

Share capital / Additional paid-in capital
Share capital / Additional paid-in capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds. The Group has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future.

Treasury shares
Treasury shares
The amount of the consideration paid for the acquisition of treasury shares, which includes directly attributable costs, is recognized as a deduction from equity. When treasury shares are sold subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in additional paid-in capital.

Income taxes
Income taxes
Income taxes include current and deferred taxes. Current income taxes are recognized on taxable profits at applicable tax rates.
Deferred taxes are calculated using the balance sheet liability method. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled based on tax rates enacted or substantially enacted at the balance sheet date.
Deferred tax assets are recognized if it is probable that sufficient taxable profits will be available against which the deferred tax assets can be utilized. At each balance sheet date, the Group reassesses unrecognized deferred tax assets and the carrying amount of recognized deferred tax assets. The Group recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered. The Group conversely reduces the carrying amount of a deferred tax asset to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or the entire deferred tax asset to be utilized.
The amount of deferred tax liabilities and deferred tax assets reflects the tax consequences on the balance sheet date of the Group's expectation of recovery or settlement of the carrying amounts of its assets and liabilities. Deferred tax assets and liabilities are not discounted and are classified as non-current assets and liabilities in the statement of financial position. They are offset against each other if they relate to the same taxable entity and tax authority.
The Company did not have to pay income taxes in Switzerland in the presented reporting periods for 2022, 2021 and 2020. The Company’s accumulated taxable losses may be used as tax loss carry forwards to offset future taxable income over a period of seven years in Switzerland. No deferred tax assets have been established for these losses, because the Company does not have a history of sustainable taxable profits, increasing research costs are expected to be incurred in the foreseeable future and future revenues are highly volatile and uncertain. No deferred tax assets were recognized on deductible temporary differences on pension liabilities for the same reasons.
Molecular Partners Inc, the Group's US subsidiary, is subject to US federal and Massachusetts and New York state minimal tax.

Employee benefits
Employee benefits
Postretirement benefits (pension plans)
The Company provides retirement, death and disability benefits to its Swiss employees in line with local customs and requirements through two separate plans, which are both accounted for as defined benefit plans.
The first plan is the compulsory defined benefit plan which is funded through employer (60%) and employee (40%) contributions to VSAO, a Switzerland based plan. This Company-wide plan has been in place since inception of the Company and all employees of the Company are eligible to its benefits. On retirement, the plan participant will receive his or her accumulated savings, which consist of all contributions paid in by the employer and the employee (net of any withdrawals) and the interest granted on those savings at the discretion of the pension foundation.
At that time, the plan participant has the right to choose between a lump-sum payment and an annuity, or a combination thereof. The annuity is calculated using a fixed conversion rate determined by the pension foundation. The VSAO’s plan assets are pooled and the Company’s share is calculated based on its share of retirement savings. Additional funding requirements may be determined by the pension foundation in case of a severe underfunding. Should the Company withdraw from the plan, the withdrawal may qualify as a partial liquidation under Swiss law.
The second plan is a voluntary complementary defined management benefit scheme established as of January 1, 2014, in which only employees with a certain management level and / or above a certain salary level are eligible to participate. 33 of the 33 eligible employees participated in this plan as of December 31, 2022 (2021: 32 out of 32).
This plan is set up as a collective foundation with Swiss Life, a Switzerland-based insurance company, for which contributions are 30% funded by the employee and 70% funded by the Company. The purpose of this voluntary plan is to allow higher savings opportunity in a tax effective manner and risk benefits for senior management. In addition, plan participants are entitled to a lump sum payment of five times their annual base salary in case of death. This is a fully insured Swiss pension plan that covers all investment and actuarial risks, including invalidity and death.
The VSAO pension plan accounts for over 90% of both the Company’s defined benefit obligation and plan assets. The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligations at the balance sheet date less the fair value of plan assets.
The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows. Pension liabilities are determined on an actuarial basis using a number of assumptions, such as the discount rate and expected salary increases applied to determine the defined benefit obligation and an estimate of the fair value of plan assets attributable to the Company. In determining the appropriate discount rate, for example, the Company considers the interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability. In determining the fair value of plan assets, the Company adds to the participants’ savings a share of the pension plan’s technical and fluctuation reserves. Additional information is disclosed in note 18.1.
Current and past service costs as well as the net interest on the defined benefit obligation are recognized in profit or loss in the period in which they are incurred, and are presented as part of personnel expenses. Remeasurements of the defined benefit pension plans are recognized in other comprehensive result.
The Group has set up a 401k plan for its US based employees. Under the plan the US entity matches the employee's contribution and provides a true-up in matched contributions at year end. The 401k plan qualifies as a defined contribution plan and the associated expenses, that are deemed immaterial, are presented under operating expenses in the statement of comprehensive income.
The Group has set up a defined contribution plan for its UK based employees. Under the plan the Company and the employee both contribute into the plan. The associated expenses, that are deemed immaterial, are presented under operating expenses in the statement of comprehensive income.
Share-based compensation
The Group operates share-based compensation plans that qualify as equity-settled plans. The fair value of the employee services received in exchange for the grant of equity instruments is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the equity instruments granted, which is determined at grant date. The fair values are determined by management with the assistance of an independent valuation expert. At each reporting date, estimates of the number of equity instruments that are expected to vest are revised. The impact of the revision of the previous estimates, if any, is recognized as part of share-based compensation (non-cash effective) with a corresponding adjustment to equity. When the vested equity instruments are exercised, any proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and additional paid-in capital.
Bonus plan
The Group recognizes an accrual where contractually obliged or where there is a past practice that has created a constructive obligation. Bonuses are based on a formula that takes into consideration the achievement of the Group’s goals.

Revenue recognition
Revenue recognition
As a guiding principle of IFRS 15, revenues from research and development collaboration agreements are recognized when earned based upon the performance requirements of the respective agreements. For revenue arrangements with separately identifiable components (separate performance obligations), the revenue recognition criteria are applied to each component. The transaction price is determined as the consideration expected to be received from the arrangement and is allocated amongst the separate components based on their relative stand-alone selling prices. The corresponding amount of transaction price allocated to each component is recognized as revenue when (or as) the Group satisfies the performance obligation by transferring the good or service to the customer, which generally is over time for upfront payments or at a point in time for milestone payments and development option payments. Payments received in excess of revenue recognized are recorded as contract liabilities.
Revenues include fees such as upfront payments received in connection with out-licensing of products and/or access the knowledge without transfer of a license as well as in connection with discovery alliances, as well as fees for maintenance of patents, R&D support and services, participation in Joint Steering Committees and other involvement in collaboration agreements. In exchange for these non-refundable upfront fees, the Group does not immediately transfer a good or a service to the customer, rather the upfront fee consists of an advance payment for future services and the right to access the underlying intellectual property of the Group. For such arrangements, the Group has determined that the promised goods and services are not distinct and are accounted for as one performance obligation. The Group recognizes revenue for this performance obligation over time using an input-based method to measure its progress towards complete satisfaction of the performance obligation. Accordingly, revenue is recognized over time based on the percentage of actual costs incurred to date relative to the Group's estimate of total costs expected to satisfy the performance obligation. Estimated costs are reviewed and updated routinely for contracts in progress to reflect any changes of which the Group becomes aware. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.
Revenues could include fees such as milestone and development option payments received in connection with out-licensing of products and in connection with discovery alliances. Upon meeting the set milestone or upon a development option being exercised, the Group obtains a right to a non-refundable payment and the customer has typically acquired the right to use the underlying intellectual property, without any remaining performance obligations for the Group. Consequently, the related revenues are typically recognized at a point in time, either when the milestone is met or the option is exercised by the customer.
Revenue could also include reservation fees that will be recognized into revenue in case of successful development of a final drug and exercise or lapse of the related reservation right or, alternatively, in case the results from the research will not justify further development of the drug.
Consideration payable to a customer is recorded as a reduction of the arrangement's transaction price, if it relates to the same arrangement, thereby reducing the amount of revenue recognized, unless the payment is for a distinct good or service received from the customer consistent with IFRS 15.
The details of the accounting policy, based on the type of payments received, are set out below. Under IFRS 15, revenue is recognized as or when a customer obtains control of the services. Determining the timing of the transfer of control - at a point in time or over time - requires judgment.

Type of payments received	Timing of revenue recognition
Revenue recognition of upfront payments	Upfront payments received in connection with out-licensing arrangements are typically non-refundable fees for which the Group does not transfer a good or a service to the customer, rather the upfront payments consists of an advance payment for future services and/or an acquisition of the right to the current or future access to the underlying intellectual property of the Group. For such arrangements, the Group has determined that the promised goods and services are not distinct and are accounted for as one performance obligation. The Group recognizes revenue for this performance obligation over time using an input based method to measure its progress towards complete satisfaction of the performance obligation.

Revenue recognition of milestone payments	Milestone payments received in connection with out-licensing or other arrangements are typically non-refundable fees entitling the Group to a right to payment upon such milestone being met. At that time, the customer has typically acquired the right to use the underlying intellectual property or additional knowledge about drug candidate(s), without any remaining performance obligation of the Group. Considering the uncertainty surrounding the outcome of such development activities, the revenue is consequently recognized at a point in time, when the milestone is reached. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition of payments received for development options exercises	Development option payments received in connection with out-licensing arrangements are typically non-refundable fees entitling the Group to a right to payment upon such option being exercised. At that time, the customer has typically acquired the right to use the underlying intellectual property, without any remaining performance obligations of the Group. Considering the fact that the exercise of any option is outside the control of the Group, revenue for options that provide the right to use is recognized at a point in time at the effective exercise of the option. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition for reservation fees	Reservation fees received are typically non-refundable fees. The timing of revenue recognition depends on whether development of the final drug is successful. If development is successful, revenue will be recognized when the related reservation right is exercised or lapses (as the exercise of any reservation right is outside the control of the Group). Alternatively, revenue will be recognized at the point in time when the results from the research will not justify further development of the drug. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Research and development expenses
Research and development expenses
Research and development expenses as disclosed in note 16 consist primarily of compensation and other expenses related to:
•research and development personnel;
•preclinical studies and clinical trials of the Group's product candidates, including the costs of manufacturing the product candidates;
•research and services performed under collaboration agreements;
•research and development services outsourced to research institutions; and
•attributable facility expenses, including depreciation of equipment and amortization.
Internal development costs are capitalized as intangible assets only when there is an identifiable asset that can be completed that will generate probable future economic benefits, and when the cost of such an asset can be measured reliably. The Group does not currently have any such internal development costs that qualify for capitalization as intangible assets.
In addition to its internal research and development activities, the Group is also party to in-licensing and similar arrangements with its collaboration partners. The Group may also acquire in-process research and development assets, either through business combinations or through purchases of specific assets. Intangible assets are initially recorded at cost. Intangible assets are amortized over their useful lives on a straight-line basis beginning from the point when they are available for use. The estimated useful life of intangible assets is regularly reviewed. The Group does not currently have any such externally acquired in-process research and development assets.
The Group charges all research and development expenses, including internal patent filing and patent maintenance costs, to profit or loss when incurred, as the criteria for recognition as an asset are not currently met.